Provisions on Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Provisions on Assets

Year Ended December 31	2022	2021
Midstream	$6	$59
Corporate/Other	—	5
	$6	$64